SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the period	$ 35,174	$ 35,174
Current period change	25,490
Effect of foreign currency translation	(284)
Balance at end of the period	$ 60,380	$ 35,174